TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS
	December 31,
Deferred tax assets:	2024	2023

Deferred taxes due to carryforward losses	$13,938	$12,474

Valuation allowance	(13,938)	(12,474)
Income tax expenses	—	—